[LOGO]

INVESTING FOR THE 21ST CENTURY-Registered Trademark-


ANNUAL REPORT SEPTEMBER 30, 2000

                                  EATON VANCE
                                     INCOME
                                      FUND
                                       OF
                                     BOSTON


[PICTURE OF MAN ON A HORSE]

[EATON VANCE LOGO]

[PICTURE OF BUILDINGS]

[PICTURES OF STOCK CERTIFICATES]

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PICTURE OF JAMES B. HAWKES]

James B. Hawkes
President

Eaton Vance Income Fund of Boston Class A shares had a total return of 5.01% for the year ended September 30, 2000.(1) That return was the result of a decrease in net asset value per share from $8.16 on September 30, 1999 to $7.75 on September 30, 2000, and the reinvestment of $0.824 in dividends.

The Fund's Class I shares had a total return of 5.07%. That return was the result of a decrease in NAV from $9.71 on September 30, 1999 to $9.21 on September 30, 2000, and the reinvestment of $0.997 in dividends.

Based on the Fund's most recent distributions and NAVs of $7.75 for Class A and $9.21 for Class I, Class A and Class I had distribution rates of 10.81% and 11.02%, respectively, on September 30, 2000.(2) The Class A and Class I 30-day SEC yields were 10.42% and 11.20%, respectively, at September 30, 2000.(3)

AMID SOME UNCERTAINTIES, HIGH-YIELD INVESTORS HAVE FACED A DIFFICULT ENVIRONMENT IN 2000...

High-yield bond investors faced many uncertainties in 2000, including rising oil prices, declines in technology company profits and increasing stock market volatility. These factors created a challenging climate and contributed to reduced market liquidity. However, while the market reacted negatively to these trends, the economy remained in fundamentally sound condition. Gross domestic product continued to expand, generating impressive job growth. Meanwhile, inflation remained in check.

INCOME FUND OF BOSTON AGAIN OUTPERFORMED ITS PEER GROUP...

The Fund's Class A shares outperformed the average 0.00% return of its High Yield Fund peer group, according to Lipper Inc., a nationally recognized monitor of mutual fund performance. The Fund's long-term performance has been even more compelling. For the five-year period ended September 30, 2000, the Fund's Class A shares ranked 1st of 45 funds in the High Yield Fund classification.(4)

WE BELIEVE THAT THE RECENT MARKET WEAKNESS COULD REPRESENT A BUYING OPPORTUNITY FOR HIGH-YIELD INVESTORS...

We believe that market corrections are healthy, ironing out excesses and adjusting valuations. With high-yield bonds sure to remain a major financing component for industry, the Fund will continue to pursue promising opportunities in this sector. In the pages that follow, co-portfolio managers Michael Weilheimer and Thomas Huggins review the past year in the high-yield markets and offer their outlook for the coming year.

                                 Sincerely,

                                 /s/ James B. Hawkes

                                 James B. Hawkes
                                 President
                                 November 9, 2000


--------------------------------------------------------------------------------
FUND INFORMATION
AS OF SEPTEMBER 30, 2000

PERFORMANCE(5)                                        CLASS A   CLASS I
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                               5.01%     5.07%
Five Years                                             9.64      N.A.
Ten Years                                             12.71      N.A.
Life of Fund                                           9.93      4.38%
SEC Average Annual Total Returns (including sales charge)
--------------------------------------------------------------------------------
One Year                                              -0.03%     5.07%
Five Years                                             8.59      N.A.
Ten Years                                             12.17      N.A.
Life of Fund+                                          9.74      4.38%


+ Inception dates: Class A: 6/15/72; Class I: 7/1/99



TEN LARGEST HOLDINGS(6)
--------------------------------------------------------------------------------
NTL Communications Corp.                                    3.3%
Exodus Communications, Inc.                                 2.2
Versatel Telecom B.V.                                       1.9
Spectrasite Holdings, Inc.                                  1.8
Park Place Entertainment                                    1.8
Covad Communications Corp.                                  1.6
PSINet, Inc.                                                1.6
Allied Waste                                                1.5
Nextel Communications, Inc.                                 1.4
Mandalay Resort group                                       1.4

(1) This return does not include the Fund's maximum 4.75% sales charge. Class A and Class I shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% redemption fee, which is not reflected in this return.
(2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.
(3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(4) Source: Lipper Inc. For the one-year, three-year, and 10-year periods, Income Fund of Boston Class A shares ranked 11 (of 95 funds), 1 (of 62 funds), and 1 (of 35 funds), respectively. Rankings are based on percent change in net asset value and do not take sales charges into consideration. Rankings for other Classes will vary. Past performance is no guarantee of future results. It is not possible to invest directly in an Index or Lipper Classification.
(5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns reflect maximum sales charge as noted.
(6) Ten largest holdings account for 18.5% of the Fund's net assets, determined by dividing the total market value of the holdings by the total net assets of the Fund. Holdings are subject to change.


     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

AN INTERVIEW WITH
MICHAEL W. WEILHEIMER AND
THOMAS HUGGINS,
CO-PORTFOLIO MANAGERS OF
INCOME FUND OF BOSTON.

[PICTURE OF MICHAEL W. WEILHEIMER]

Michael W. Weilheimer
Co-Portfolio Manager

[PICTURE OF THOMAS HUGGINS]

Thomas Huggins
Co-Portfolio Manager


Q: MIKE, IN A DIFFICULT HIGH YIELD MARKET, THE FUND OUTPERFORMED ITS BENCHMARK.
   WHAT EXPLAINS THE FUND'S STRONG RELATIVE PERFORMANCE?

A: MR. WEILHEIMER: In the first half of the fiscal year, the Fund was helped by an over weighting in telecom bonds, which has historically been a defensive sector. However, in the second half of the fiscal year, the telecom sector came under the pressure of falling equity prices. With many telecom companies strapped for cash to complete the build-out of their networks, telecom bond prices declined significantly.

   While the Fund felt the impact of that decline, we were able to temper the effect somewhat with a larger cash position and an increase in the Fund's exposure to BB rated credits from 3% to 13.6%. Finally, the Fund was helped by its energy bonds, which responded to rising oil prices, and by the Fund's casino and resort bonds, which have benefited from the strong economy and brisk tourist traffic.

Q: YOU MENTIONED AN OVERWEIGHTING IN TELECOMMUNICATION BONDS. WHERE HAVE YOU
   INVESTED IN THE SECTOR?

A: MR. HUGGINS: We believe that increasing competition and technological innovation have hastened the transition from voice orientation to data and bandwidth services. Data traffic has doubled roughly every six months, while broadband provides the capacity to offer a wide range of new services, including Internet, messaging, e-commerce, audio/visual on demand, and teleconferencing. These new services are likely to alter the way consumers and businesses utilize phone services and represent major new revenue opportunities for telecom companies.

   In the domestic wireless sector, Nextel provides wireless phone services throughout the U.S. The company has achieved very strong subscriber growth in recent years, enrolling more than 540,000 new customers in the third quarter alone. Historically, Nextel has consistently generated higher revenues and cash flow per subscriber than its rivals. In addition, in an industry characterized by increasing consolidation, we feel the company's superior business model has made it an attractive acquisition candidate.

--------------------------------------------------------------------------------

PORTFOLIO CREDIT QUALITY RATINGS(1)
---------------------------------------------

[CHART]

B                                       59.0%
BB                                      13.6%
CCC                                     11.5%
AAA                                     10.4%
NON-RATED                                4.4%
BBB & A                                  1.1%

FIVE LARGEST SECTOR WEIGHTINGS(1)
---------------------------------------------

[GRAPH]

WIRELINE COMMUNICATIONS SERVICES        15.1%
BROADCASTING & CABLE                    11.6%
WIRELESS COMMUNICATIONS SERVICES         8.2%
LODGING & GAMING                         8.0%
INFORMATION TECHNOLOGY SERVICES          7.6%

(1) Five largest Sector Weightings account for 50.5% of the Fund's investments, determined by dividing the total market value of the holdings by the total net assets of the Fund. Because the Fund is actively managed, Credit Quality Ratings and Sector Weightings and Portfolio holdings are subject to change. Credit ratings are those provided by Moody's, Inc., a nationally recognized bond rating service.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELD WILL VARY.
--------------------------------------------------------------------------------

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION CONT'D
--------------------------------------------------------------------------------

In Europe, Versatel Telecom BV is a fast-growing provider of voice, data and Internet services in Belgium, the Netherlands, and northern Germany. The company has significantly increased its business and carrier product offerings, thus expanding its customer base and revenue sources. Versatel's revenues for the first half of 2000 quadrupled with the introduction of new data and Internet services as well as two strategic acquisitions.

Q: YOU MENTIONED THE FIERCE COMPETITION IN THE TELECOM INDUSTRY. IS THERE ANY
   WAY TO TAKE ADVANTAGE OF THAT COMPETITION?

A: MR. HUGGINS: Yes. Another telecom area where the Fund has been active is network services. Spectrasite Holdings, Inc. is among the nation's largest operators of antennae sites for wireless telecom and broadcast companies. These sites are a critical component of the wireless infrastructure and operators may lease space on their towers to several companies.

   Spectrasite's customers include AT&T, Nextel, Sprint and many others. The company's prospects improved further with the recent announcement that it purchased from SBCCommunications 3,900 additional towers. This agreement marks an important strategic alliance with one of the nation's fastest-growing regional Bell operating companies. For the first half of 2000, Spectrasite's revenues rose nine-fold.

Q: THE FUND CONTINUED TO HAVE A LARGE EXPOSURE TO BROADCASTING AND CABLE. WHAT
   COMPANIES DID YOU FIND ATTRACTIVE IN THE CABLE SECTOR?

A: MR. WEILHEIMER: The Fund maintained its exposure to European cable operators that we began last year. For example, NTL, Ltd. is the second largest cable operator in Europe, with a fiber optic network passing 8.2 million homes. NTL has a faster growth rate than U.S. companies and has been able to package cable television service together with local telephone services and Internet, providing the company with alternative sources of incomes. The company received an equity infusion of $8 billion from France Telecom and was among the few cable operators to be able to issue new bonds in recent months. We believe that NTL is a good candidate for a credit upgrade in coming years.

   Another U.K.-based operator, Telewest Communication PLC, delivers cable and other services over a highly advanced broadband network. With 1.6 million residential customers, Telewest is the U.K.'s second largest cable operator. The company saw revenues rise 32% in the first half of 2000, helped by growth in subscribers and the acquisition of Flextech, one of Britain's leading pay-TV providers.

Q: YOU INDICATED THAT THE FUND HAD INVESTMENTS IN THE RESORT AND GAMING SECTOR.
   WHAT ARE YOUR LARGEST INVESTMENTS THERE?

A: MR. HUGGINS: Mandalay Resort Group is among the largest hotel-casino operators in the U.S., operating 16 upscale, creative destination resorts with 27,000 rooms. In a strong economy, the Las Vegas gaming market has remained robust, and Mandalay's properties have fared very well to date. In addition to its marquee properties in Las Vegas, Mandalay has enjoyed some successes with its new MotorCity Casino in Detroit and its Grand Victoria gaming vessel in Illinois. For the first half of 2000, the company saw a strong revenue increase, reflecting increased visitor traffic and higher room rates.

   MGM Grand was another large resort investment. MGM has doubled revenues in 2000 due in part to the completion of its acquisition of Mirage Resorts, the largest merger in industry history. MGM has continued to sell off non-strategic assets - $200 million since May alone - with the proceeds used to retire debt and strengthen the company's balance sheet.

   Elsewhere in the gaming sector, the Fund had an investment in Hollywood Casinos, representing the increasing geographical diversity within the gaming industry. Hollywood's Aurora casino benefits from its location in the affluent suburbs north of Chicago. The company also operates a gaming and entertainment complex in Tunica County, Mississippi. Finally,

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION CONT'D
--------------------------------------------------------------------------------

   Hollywood is building a destination resort in the fast-growing gaming market of Shreveport, Louisiana. The company posted record revenue growth in the third quarter of 2000.

Q: AND WHERE HAVE YOU INVESTED IN THE ENERGY SECTOR?

A: MR. WEILHEIMER: R&B Falcon has benefited from rising oil prices in 2000, as exploration companies have increased their budgets. The company operates 139 mobile offshore drilling units and marine barges in facilities around the world. In August, Falcon agreed to a merger with Transocean Sedco Forex, a combination that would result in the world's third largest oilfield services company. The merger is expected to result in significant cost savings and a lower debt-to-capitalization ratio for the combined company.

   Universal Compression rents compression equipment to providers of natural gas. The company has enjoyed strong revenue and cash flow growth amid rising domestic demand for natural gas. Universal has also increased its international business, including its first commitment in Mexico. The recent acquisition of Weatherford Global Compression makes Universal the world's second largest gas compression company and should enhance credit quality dramatically.

Q: WHAT IS YOUR OUTLOOK FOR THE HIGH-YIELD BOND MARKET IN THE COMING YEAR?

A: MR. WEILHEIMER: Over the near-term, the high-yield market has some hurdles to overcome, including softer corporate profits, weakness in the equity markets and high oil prices. Those issues will need resolution for the market to make a sustained advance. However, we believe that the market pullback has uncovered some promising opportunities. Currently, high-yield bond spreads remain extraordinarily wide by historical standards - around 800 basis points (8.0%) over similar maturity Treasury bonds. As for the long-term outlook, high-yield bonds remain an important financing mechanism for key industries. We believe that over time, the current hurdles will be overcome and that the Fund is well-positioned to take advantage of opportunities in coming years.

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE INCOME FUND OF BOSTON, CLASS A VS. THE CS FIRST BOSTON GLOBAL HIGH YIELD BOND INDEX*

                    September 30, 1990 -- September 30, 2000

DATE             EVIBX        EVIBX/SC   CSFB INDEX
9/30/1990       $10,000        $9,522       $10,000
10/31/1990       $9,705        $9,248        $9,749
11/30/1990       $9,538        $9,089        $9,945
12/31/1990       $9,500        $9,053       $9,992
1/31/1991        $9,477        $9,030       $10,266
2/28/1991       $10,085        $9,610       $11,152
3/31/1991       $10,630       $10,130       $11,843
4/30/1991       $11,463       $10,924       $12,334
5/31/1991       $11,524       $10,982       $12,396
6/30/1991       $11,858       $11,299       $12,721
7/31/1991       $12,348       $11,766       $13,151
8/31/1991       $12,544       $11,953       $13,390
9/30/1991       $12,872       $12,266       $13,695
10/31/1991      $13,328       $12,701       $14,148
11/30/1991      $13,489       $12,854       $14,261
12/31/1991      $13,570       $12,931       $14,365
1/31/1992       $14,139       $13,473       $14,950
2/29/1992       $14,474       $13,792       $15,313
3/31/1992       $14,816       $14,118       $15,541
4/30/1992       $15,011       $14,304       $15,554
5/31/1992       $15,177       $14,462       $15,765
6/30/1992       $15,413       $14,687       $15,922
7/31/1992       $15,657       $14,919       $16,167
8/31/1992       $15,865       $15,118       $16,390
9/30/1992       $15,994       $15,241       $16,497
10/31/1992      $15,822       $15,077       $16,325
11/30/1992      $15,895       $15,147       $16,570
12/31/1992      $16,050       $15,294       $16,757
1/31/1993       $16,423       $15,650       $17,215
2/28/1993       $16,765       $15,976       $17,556
3/31/1993       $17,005       $16,204       $17,926
4/30/1993       $17,160       $16,352       $18,028
5/31/1993       $17,424       $16,604       $18,291
6/30/1993       $17,784       $16,947       $18,623
7/31/1993       $17,965       $17,119       $18,816
8/31/1993       $18,020       $17,172       $18,976
9/30/1993       $18,008       $17,160       $19,084
10/31/1993      $18,407       $17,540       $19,434
11/30/1993      $18,654       $17,775       $19,678
12/31/1993      $18,935       $18,043       $19,926
1/31/1994       $19,373       $18,461       $20,281
2/28/1994       $19,521       $18,602       $20,311
3/31/1994       $18,948       $18,056       $19,714
4/30/1994       $18,726       $17,844       $19,450
5/31/1994       $18,826       $17,939       $19,561
6/30/1994       $18,914       $18,023       $19,430
7/31/1994       $18,845       $17,958       $19,521
8/31/1994       $18,777       $17,892       $19,662
9/30/1994       $18,772       $17,888       $19,740
10/31/1994      $18,797       $17,912       $19,754
11/30/1994      $18,573       $17,699       $19,525
12/31/1994      $18,691       $17,811       $19,732
1/31/1995       $18,859       $17,971       $19,939
2/28/1995       $19,308       $18,398       $20,430
3/31/1995       $19,404       $18,490       $20,661
4/30/1995       $19,946       $19,007       $21,119
5/31/1995       $20,452       $19,489       $21,715
6/30/1995       $20,473       $19,509       $21,858
7/31/1995       $20,834       $19,853       $22,197
8/31/1995       $20,758       $19,780       $22,259
9/30/1995       $20,884       $19,900       $22,515
10/31/1995      $20,991       $20,002       $22,765
11/30/1995      $21,199       $20,200       $22,872
12/31/1995      $21,549       $20,534       $23,162
1/31/1996       $21,950       $20,916       $23,603
2/29/1996       $22,315       $21,264       $23,728
3/31/1996       $22,173       $21,128       $23,664
4/30/1996       $22,328       $21,277       $23,791
5/31/1996       $22,575       $21,512       $23,984
6/30/1996       $22,592       $21,528       $24,037
7/31/1996       $22,755       $21,683       $24,253
8/31/1996       $23,120       $22,031       $24,518
9/30/1996       $23,685       $22,570       $24,939
10/31/1996      $23,765       $22,645       $25,149
11/30/1996      $24,162       $23,024       $25,541
12/31/1996      $24,510       $23,356       $26,039
1/31/1997       $24,801       $23,634       $26,229
2/28/1997       $25,256       $24,067       $26,722
3/31/1997       $24,733       $23,568       $26,423
4/30/1997       $25,018       $23,840       $26,658
5/31/1997       $25,713       $24,502       $27,194
6/30/1997       $26,251       $25,015       $27,564
7/31/1997       $27,019       $25,747       $28,148
8/31/1997       $27,194       $25,913       $28,300
9/30/1997       $27,871       $26,559       $28,861
10/31/1997      $27,856       $26,544       $28,858
11/30/1997      $28,060       $26,738       $29,063
12/31/1997      $28,500       $27,157       $29,327
1/31/1998       $29,237       $27,861       $29,826
2/28/1998       $29,597       $28,203       $30,058
3/31/1998       $30,114       $28,696       $30,209
4/30/1998       $30,262       $28,836       $30,435
5/31/1998       $30,289       $28,863       $30,526
6/30/1998       $30,343       $28,915       $30,591
7/31/1998       $30,543       $29,104       $30,805
8/31/1998       $28,192       $26,865       $28,713
9/30/1998       $28,144       $26,818       $28,710
10/31/1998      $27,401       $26,111       $28,139
11/30/1998      $29,296       $27,917       $29,565
12/31/1998      $29,326       $27,945       $29,497
1/31/1999       $30,074       $28,658       $29,775
2/28/1999       $30,406       $28,974       $29,712
3/31/1999       $31,093       $29,629       $29,983
4/30/1999       $31,998       $30,491       $30,645
5/31/1999       $31,620       $30,131       $30,314
6/30/1999       $31,643       $30,153       $30,329
7/31/1999       $31,867       $30,366       $30,345
8/31/1999       $31,599       $30,111       $30,074
9/30/1999       $31,512       $30,028       $29,843
10/31/1999      $31,741       $30,247       $29,697
11/30/1999      $32,432       $30,905       $30,101
12/31/1999      $32,901       $31,352       $30,465
1/31/2000       $33,413       $31,839       $30,343
2/29/2000       $34,230       $32,618       $30,531
3/31/2000       $33,785       $32,194       $30,073
4/30/2000       $33,692       $32,105       $30,028
5/31/2000       $33,239       $31,674       $29,547
6/30/2000       $33,724       $32,136       $30,209
7/31/2000       $33,604       $32,021       $30,493
8/31/2000       $33,860       $32,265       $30,698
9/30/2000       $33,092       $31,534       $30,415



PERFORMANCE+                                           CLASS A    CLASS I
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                5.01%     5.07%
Five Years                                              9.64      N.A.
Ten Years                                              12.71      N.A.
Life of Fund++                                          9.93      4.38%

SEC Average Annual Total Returns (including sales charge)
--------------------------------------------------------------------------------
One Year                                               -0.03%     5.07%
Five Years                                              8.59      N.A.
Ten Years                                              12.17      N.A.
Life of Fund++                                          9.74      4.38%

++ Inception dates: Class A: 6/15/72; Class I: 7/1/99

* Source: TowersData, Bethesda, MD.; CS First Boston, Inc.

  The chart compares the Fund's total return with that of the CS First Boston Global High Yield Bond Index, a broad-based, unmanaged market index of high-yield corporate bonds. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class I shares on 7/1/99 at net asset value would have been worth $10,452 on September 30, 2000.

  + Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns reflect maximum sales charge of 4.75%.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS

CORPORATE BONDS & NOTES -- 81.0%

                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------
Aerospace and Defense -- 0.4%
-----------------------------------------------------------------------------
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                   $  1,100      $  1,112,375
Transdigm, Inc., 10.375%, 12/1/08                     1,875         1,734,375
-----------------------------------------------------------------------------
                                                                 $  2,846,750
-----------------------------------------------------------------------------
Airlines -- 0.6%
-----------------------------------------------------------------------------
Northwest Airlines, Inc.,
7.875%, 3/15/08                                    $  4,290      $  3,885,123
-----------------------------------------------------------------------------
                                                                 $  3,885,123
-----------------------------------------------------------------------------
Apparel -- 1.1%
-----------------------------------------------------------------------------
William Carter Co., Sr. Sub. Notes,
10.375%, 12/1/06                                   $  7,950      $  7,721,437
-----------------------------------------------------------------------------
                                                                 $  7,721,437
-----------------------------------------------------------------------------
Auto and Parts -- 0.7%
-----------------------------------------------------------------------------
Delco Remy International,
10.625%, 8/1/06                                    $  1,000      $    985,000
Dura Operating Corp., 9.00%, 5/1/09                   1,350         1,161,000
J.L. French Automative Casting,
11.50%, 6/1/09                                        1,920         1,430,400
Talon Automotive Group, Sr. Sub. Notes,
9.625%, 5/1/08                                        2,550         1,035,937
-----------------------------------------------------------------------------
                                                                 $  4,612,337
-----------------------------------------------------------------------------
Broadcasting and Cable -- 9.9%
-----------------------------------------------------------------------------
ACME Television Services, Inc.,
10.875%, (0% until 9/30/2000) 9/30/04              $  2,000      $  1,910,000
Charter Communication Holdings LLC,
10.00%, 4/1/09                                          500           491,875
Diamond Cable Communications Co., Sr.
Disc. Notes,
11.75%, (0% until 2000), 12/15/05                     1,000           945,000
Echostar Broadband Corp., Sr. Notes,
10.375%, 10/1/07(1)                                   8,147         8,147,000
Gothic Production Corp.,
12.375%, 8/1/06                                       2,185         2,403,500
Granite Broadcasting Corp., Sr. Sub.
Notes, 8.875%, 5/15/08                                2,000         1,410,000
Granite Broadcasting Corp., Sr. Sub.
Notes, 10.375%, 5/15/05                               1,513         1,217,884
Muzak Holdings LLC, 9.875%, 3/15/09                   4,800         4,272,000
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10                      2,812         1,588,780
NTL Communications Corp.,
9.25%, 11/15/06                           EUR           300           232,814
NTL Communications Corp., Sr. Notes,
11.50%, 10/1/08                                         575           562,062
                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Broadcasting and Cable (continued)
-----------------------------------------------------------------------------
NTL Communications Corp., Sr. Notes,
11.875%, 10/1/10(1)                                $ 19,000      $ 18,572,500
NTL, Inc., 5.75%, 12/15/09(1)                         2,450         1,708,875
NTL, Inc., Sr. Notes, Series B,
9.75%, (0% until 2003) 4/1/08                         2,800         1,715,000
Ono Finance PLC, 13.00%, 5/1/09                       3,940         3,565,700
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06                                        1,775         1,735,062
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                        1,440         1,548,000
RCN Corp., Sr. Disc. Notes,
9.80%, (0% until 2003) 2/15/08                          750           363,750
RCN Corp., Sr. Disc. Notes,
11.00%, (0% until 2003) 7/1/08                        1,175           575,750
Telemundo Holdings, Inc., Sr. Disc.
Notes,
11.50%, (0% until 2003), 8/15/08                      4,700         3,313,500
Telewest Communication PLC, Debs.,
9.625%, 10/1/06                                          75            70,125
Telewest Communication PLC, Debs.,
11.00%, (0% until 2000), 10/1/07                      1,960         1,881,600
Telewest Communication PLC, Sr. Disc.
Notes,
9.25%, (0% until 2004) 4/15/09                        4,319         2,321,462
Telewest Communication PLC, Sr. Notes,
11.25%, 11/1/08                                       2,600         2,535,000
Telewest Communications, PLC,
9.875%, (0% until 2004) 4/15/09           GBP         2,425         1,790,746
United Pan Europe Communications, Sr.
Disc. Notes,
13.375%, (0% until 2004) 11/1/09                      2,500         1,193,750
United Pan Europe Communications, Sr.
Notes, 11.25%, 11/1/09                    EUR         1,760         1,312,340
United Pan Europe Communications, Sr.
Notes, 11.25%, 2/1/10                                 1,450         1,276,000
-----------------------------------------------------------------------------
                                                                 $ 68,660,075
-----------------------------------------------------------------------------
Business Services - Miscellaneous -- 1.0%
-----------------------------------------------------------------------------
AP Holdings, Inc., Sr. Disc. Notes,
11.25%, (0% until 2003), 3/15/08                   $  2,450      $    257,250
Coinmach Corp., Sr. Notes,
11.75%, 11/15/05                                      1,225         1,231,125
Federal Data Corp., Sr. Sub. Notes,
10.125%, 8/1/05                                       1,650         1,736,625
Intertek Finance PLC, Sr. Sub. Notes,
Series B, 10.25%, 11/1/06                             1,400           497,000
Richmont Marketing Specialists,
10.125%, 12/15/07                                     4,445         2,244,725

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Business Services - Miscellaneous (continued)
-----------------------------------------------------------------------------
Tapco International Corp., Sr. Sub.
Notes, 12.50%, 8/1/09(1)                           $    700      $    682,500
-----------------------------------------------------------------------------
                                                                 $  6,649,225
-----------------------------------------------------------------------------
Business Services - Rental & Leasing -- 2.3%
-----------------------------------------------------------------------------
Anthony Crane Rental LP, Guaranteed Sr.
Notes, Series B, 10.375%, 8/1/08                   $  1,000      $    505,000
NationsRent, Inc., Guaranteed Sr. Sub.
Notes, 10.375%, 12/15/08                              2,650         1,974,250
Neff Corp., 10.25%, 6/1/08                            1,950           887,250
Neff Corp., Guaranteed Sr. Sub. Notes,
10.25%, 6/1/08                                          625           284,375
Spectrasite Holdings, Inc., Sr. Disc.
Notes,
11.25%, (0% until 2004), 4/15/09                      8,150         4,482,500
Spectrasite Holdings, Inc., Sr. Disc.
Notes,
12.00%, (0% until 2003), 7/15/08                      1,150           764,750
Spectrasite Holdings, Inc., Sr. Disc.
Notes,
12.875%, (0% until 2005) 3/15/10                      2,580         1,341,600
Spectrasite Holdings, Inc., Sr. Notes,
10.75%, 3/15/10                                       6,400         6,080,000
-----------------------------------------------------------------------------
                                                                 $ 16,319,725
-----------------------------------------------------------------------------
Chemicals -- 2.0%
-----------------------------------------------------------------------------
Avecia Group PLC, 11.00%, 7/1/09                   $  2,350      $  2,326,500
Lyondell Chemical Co., 9.875%, 5/1/07                 1,400         1,370,250
Lyondell Chemical Co., Sr. Sub. Notes,
10.875%, 5/1/09                                         675           655,594
PCI Chemicals Canada, Inc.,
9.25%, 10/15/07                                       3,000         1,500,000
Sovereign Specialty Chemicals,
11.875%, 3/15/10                                      2,000         2,060,000
Sterling Chemicals, Inc., Sr. Sub.
Notes, 11.25%, 4/1/07                                   250           172,500
Sterling Chemicals, Inc., Sr. Sub.
Notes, 11.75%, 8/15/06                                4,500         3,172,500
Texas Petrochemical Corp., Sr. Sub.
Notes, 11.125%, 7/1/06                                1,225         1,022,875
Vantico Group, 12.00%, 8/1/10(1)          EUR         2,130         1,825,671
-----------------------------------------------------------------------------
                                                                 $ 14,105,890
-----------------------------------------------------------------------------
Consumer Products -- 1.7%
-----------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                   $  1,120      $    912,800
Glenoit Corp., Sr. Sub. Notes,
11.00%, 4/15/07(2)                                    2,400           300,000
Icon Health and Fitness, Inc.,
12.00%, 9/27/05(1)                                      355           213,120
                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Consumer Products (continued)
-----------------------------------------------------------------------------
Polaroid Corp., 6.75%, 1/15/02                     $  1,750      $  1,678,661
Polaroid Corp., Sr. Notes,
11.50%, 2/15/06                                       3,000         2,925,000
Tekni-Plex, Inc., Sr. Sub. Notes,
12.75%, 6/15/10(1)                                    4,850         4,801,500
Weight Watcher International, Inc.,
13.00%, 10/1/09                                       1,100         1,160,500
-----------------------------------------------------------------------------
                                                                 $ 11,991,581
-----------------------------------------------------------------------------
Containers and Packaging -- 0.7%
-----------------------------------------------------------------------------
Consumers International, Inc., Sr.
Notes, 10.25%, 4/1/05                              $    985      $    379,225
Riverwood International Corp.,
10.875%, 4/1/08                                       3,000         2,760,000
Stone Container Corp., Sr. Notes,
12.58%, 8/1/16                                        1,800         1,867,500
-----------------------------------------------------------------------------
                                                                 $  5,006,725
-----------------------------------------------------------------------------
Drugs -- 0.8%
-----------------------------------------------------------------------------
King Pharmaceutical, Inc.,
10.75%, 2/15/09                                    $  1,625      $  1,722,500
Warner Chilcott, Inc.,
12.625%, 2/15/08(1)                                   3,675         3,803,625
-----------------------------------------------------------------------------
                                                                 $  5,526,125
-----------------------------------------------------------------------------
Electrical Equipment -- 2.1%
-----------------------------------------------------------------------------
AES Corp., Sr. Notes, 9.375%, 9/15/10              $  5,650      $  5,763,000
Calpine Corp., Sr. Notes,
8.625%, 8/15/10                                       7,700         7,709,794
Motors and Gears, Inc., Sr. Notes,
10.75%, 11/15/06                                      1,275         1,268,625
-----------------------------------------------------------------------------
                                                                 $ 14,741,419
-----------------------------------------------------------------------------
Electronic Equipment -- 0.8%
-----------------------------------------------------------------------------
Cherokee International, Sr. Sub. Notes,
10.50%, 5/1/09                                     $    580      $    536,500
Flextronics International, Sr. Sub.
Notes, 9.875%, 7/1/10(1)                              1,500         1,548,750
Viasystems, Inc., Sr. Sub. Notes,
9.75%, 6/1/07                                           900           852,750
Viasystems, Inc., Sr. Sub. Notes, Series
B, 9.75%, 6/1/07                                      3,010         2,851,975
-----------------------------------------------------------------------------
                                                                 $  5,789,975
-----------------------------------------------------------------------------
Energy Services -- 0.7%
-----------------------------------------------------------------------------
RBF Finance Co., 11.00%, 3/15/06                   $  2,300      $  2,645,000
RBF Finance Co., 11.375%, 3/15/09                     1,800         2,081,250
-----------------------------------------------------------------------------
                                                                 $  4,726,250
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------
Entertainment -- 0.9%
-----------------------------------------------------------------------------
Marvel Enterprise, Inc., 12.00%, 6/15/09           $  2,963      $  2,392,622
Premier Parks, Inc., Sr. Notes,
9.25%, 4/1/06                                         1,000           937,500
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                        3,150         2,961,000
-----------------------------------------------------------------------------
                                                                 $  6,291,122
-----------------------------------------------------------------------------
Financial Services -- 0.2%
-----------------------------------------------------------------------------
Willis Corroon Corp., 9.00%, 2/1/09                $  1,600      $  1,484,000
-----------------------------------------------------------------------------
                                                                 $  1,484,000
-----------------------------------------------------------------------------
Foods -- 1.5%
-----------------------------------------------------------------------------
B & G Foods, Inc., Sub. Notes,
9.625%, 8/1/07                                     $  1,360      $    986,000
Del Monte Corp., Sr. Notes,
12.25%, 4/15/07                                       2,820         2,975,100
Del Monte Foods Co., Sr. Disc. Notes,
12.50%, (0% until 2002), 12/15/07                       875           673,750
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                          825           655,875
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                        5,788         4,861,920
-----------------------------------------------------------------------------
                                                                 $ 10,152,645
-----------------------------------------------------------------------------
Health Services -- 1.3%
-----------------------------------------------------------------------------
HCA - The Healthcare Co., 8.75%, 9/1/10            $  5,200      $  5,320,474
Lifepoint Hospitals Holding,
10.75%, 5/15/09                                         830           882,912
Tenet Healthcare Corp., Sr. Notes,
9.25%, 9/1/10(1)                                      3,000         3,150,000
-----------------------------------------------------------------------------
                                                                 $  9,353,386
-----------------------------------------------------------------------------
Information Technology Services -- 7.6%
-----------------------------------------------------------------------------
Covad Communication Group, Sr. Disc.
Notes,
13.50%, (0% until 2003) 3/15/08                    $  2,450      $  1,139,250
Covad Communication Group, Sr. Notes,
12.00%, 2/15/10(1)                                   13,325        10,060,375
Covad Communication Group, Sr. Notes,
12.50%, 2/15/09                                         350           269,500
Cybernet Internet Services
International, Inc., Sr. Notes,
14.00%, 7/1/09                                        1,675           778,875
Diva Systems Corp., Sr. Notes,
12.625%, (0% until 2003) 3/1/08                       6,175         2,809,625
Equinix, Inc., Sr. Notes,
13.00%, 12/1/07                                       1,500         1,205,625
Exodus Communications,
11.375%, 7/15/08(1)                       EUR           125           107,690
Exodus Communications, Inc., Sr. Notes,
10.75%, 12/15/09                                      2,367         2,307,825
Exodus Communications, Inc., Sr. Notes,
11.25%, 7/1/08                                        2,440         2,433,900
                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Information Technology Services (continued)
-----------------------------------------------------------------------------
Exodus Communications, Inc., Sr. Notes,
11.625%, 7/15/10(1)                                $ 10,060      $ 10,135,450
Globix Corp., Sr. Notes, 12.50%, 2/1/10               6,200         4,433,000
IPCS, Inc.,
14.00%, (0% until 2005) 7/15/10(1)                    4,650         2,580,750
IPCS, Inc.,
14.00%, (0% until 2005) 7/15/10(1)                    2,400         1,224,000
Northpoint Communications Group, Inc.,
Sr. Notes, 12.875%, 2/15/10(1)                        2,110         2,120,550
PSINet, Inc., Sr. Notes,
10.50%, 12/1/06                                         800           524,000
PSINet, Inc., Sr. Notes,
10.50%, 12/1/06                           EUR           700           416,219
PSINet, Inc., Sr. Notes, 11.00%, 8/1/09              10,690         7,001,950
PSINet, Inc., Sr. Notes, 11.00%, 8/1/09   EUR         1,000           590,409
PSINet, Inc., Sr. Notes,
11.50%, 11/1/08                                       1,025           691,875
PSINet, Inc., Sr. Notes, Series B,
10.00%, 2/15/05                                       2,735         1,791,425
Rhythms Netconnection, Sr. Notes,
12.75%, 4/15/09                                         350           229,250
-----------------------------------------------------------------------------
                                                                 $ 52,851,543
-----------------------------------------------------------------------------
Lodging and Gaming -- 8.0%
-----------------------------------------------------------------------------
Hollywood Casino Corp., 12.414%, 5/1/06            $  4,375      $  4,555,469
Hollywood Casino Shreveport, First
Mortgage Bonds, 13.00%, 8/1/06(1)                     2,870         3,085,250
Majestic Star LLC, 10.875%, 7/1/06                    1,750         1,548,750
Mandalay Resort Group, Sr. Notes,
9.50%, 8/1/08(1)                                      1,800         1,845,000
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07(1)                                     7,700         7,979,125
MGM Mirage, Inc., 8.50%, 9/15/10                      6,250         6,266,344
MGM Mirage, Inc., 9.75%, 6/1/07                       6,000         6,240,000
Park Place Entertainment, Sr. Sub.
Notes, 8.875%, 9/15/08                               12,250        12,188,750
Sun International Hotels,
8.625%, 12/15/07                                      1,500         1,383,750
Sun International Hotels, Sr. Sub.
Notes, 9.00%, 3/15/07                                 4,125         3,939,375
Trump Atlantic City Associates, Inc.,
11.25%, 5/1/06                                        2,813         1,955,035
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(1)                                     5,061         4,985,085
-----------------------------------------------------------------------------
                                                                 $ 55,971,933
-----------------------------------------------------------------------------
Machinery -- 0.5%
-----------------------------------------------------------------------------
Flowserve Corp., 12.25%, 8/15/10(1)                $  3,200      $  3,288,000
-----------------------------------------------------------------------------
                                                                 $  3,288,000
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------
Manufacturing -- 1.4%
-----------------------------------------------------------------------------
Blount, Inc., 13.00%, 8/1/09                       $  1,000      $  1,025,000
Insilco Corp., 12.00%, 8/15/07                        6,600         6,558,750
Roller Bearing Holdings Co., Sr. Disc.
Notes,
13.00%, (0% until 2002), 6/15/09(1)                   3,467         2,262,217
-----------------------------------------------------------------------------
                                                                 $  9,845,967
-----------------------------------------------------------------------------
Oil -- 0.9%
-----------------------------------------------------------------------------
Golden Sky DBS, Inc., Sr. Disc. Notes,
13.50%, (0% until 2004), 3/1/07                    $  2,855      $  2,012,775
Gothic Production Corp.,
11.125%, 5/1/05                                       4,350         4,578,375
-----------------------------------------------------------------------------
                                                                 $  6,591,150
-----------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.3%
-----------------------------------------------------------------------------
Grant Geophysical, Inc., Sr. Notes,
Series B, 9.75%, 2/15/08                           $  1,000      $    615,000
Key Energy Services, Inc.,
14.00%, 1/15/09                                       1,000         1,142,500
R&B Falcon Corp., 9.50%, 12/15/08                     2,210         2,392,325
R&B Falcon Corp., 10.25%, 5/15/03                       950           979,687
Universal Compression, Inc., Sr. Disc.
Notes,
9.875%, (0% until 2003), 2/15/08                      5,175         4,023,563
-----------------------------------------------------------------------------
                                                                 $  9,153,075
-----------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.9%
-----------------------------------------------------------------------------
Chesapeake Energy Corp., 9.125%, 4/15/06           $  1,100      $  1,075,250
Chesapeake Energy Corp., 9.625%, 5/1/05               1,875         1,870,313
Chesapeake Energy Corp., Sr. Notes,
7.875%, 3/15/04                                         330           313,500
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                        3,170         2,884,700
Comstock Resources, Inc.,
11.25%, 5/1/07                                        2,350         2,479,250
Energy Corp. of America, Sr. Sub. Notes,
9.50%, 5/15/07                                          390           298,350
Plains Resources, Inc., 10.25%, 3/15/06               1,300         1,326,000
Plains Resources, Inc., Sr. Sub. Notes,
10.25%, 3/15/06                                         250           255,000
Plains Resources, Inc., Sr. Sub. Notes,
10.25%, 3/15/06(1)                                    1,400         1,428,000
Triton Energy Ltd., Sr. Notes,
8.875%, 10/1/07(1)                                    8,000         8,010,000
-----------------------------------------------------------------------------
                                                                 $ 19,940,363
-----------------------------------------------------------------------------
Oil and Gas - Refining -- 0.0%
-----------------------------------------------------------------------------
Western Gas Resources, 10.00%, 6/15/09             $    300      $    315,000
-----------------------------------------------------------------------------
                                                                 $    315,000
-----------------------------------------------------------------------------
                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------
Paper and Forest Products -- 0.2%
-----------------------------------------------------------------------------
Indah Kiat Finance Mauritius, Sr. Unsec.
Notes, 10.00%, 7/1/07                              $    850      $    416,500
Pacifica Papers, Inc., 10.00%, 3/15/09                  500           506,250
Pindo Deli Finance Mauritius, Ltd.,
Guaranteed Sr. Notes, 10.75%, 10/1/07                   600           295,500
-----------------------------------------------------------------------------
                                                                 $  1,218,250
-----------------------------------------------------------------------------
Printing and Business Products -- 0.7%
-----------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                             $  4,150      $  3,984,000
Merrill Corp., Series B, 12.00%, 5/1/09               1,750         1,216,250
-----------------------------------------------------------------------------
                                                                 $  5,200,250
-----------------------------------------------------------------------------
Publishing -- 1.2%
-----------------------------------------------------------------------------
American Lawyer Media Corp., Sr. Disc.
Notes, 12.25%, (0% to 2002), 12/15/08              $    730      $    489,100
Von Hoffman Press, Inc., Sr. Sub. Notes,
10.875%, 5/15/07(1)                                   1,275         1,204,875
Ziff Davis Media, Inc., Sr. Sub. Notes,
12.00%, 7/15/10(1)                                    6,550         6,517,250
-----------------------------------------------------------------------------
                                                                 $  8,211,225
-----------------------------------------------------------------------------
Restaurants -- 1.2%
-----------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                                    $  2,400      $  2,424,000
Sbarro, Inc., 11.00%, 9/15/09                         6,000         6,210,000
-----------------------------------------------------------------------------
                                                                 $  8,634,000
-----------------------------------------------------------------------------
Retail - Food and Drug -- 0.5%
-----------------------------------------------------------------------------
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                   $  3,270      $  3,171,900
-----------------------------------------------------------------------------
                                                                 $  3,171,900
-----------------------------------------------------------------------------
Retail - General -- 0.2%
-----------------------------------------------------------------------------
Advance Holding Corp., Sr. Debs.,
12.875%, (0% until 2003), 4/15/09                  $  1,000      $    390,000
Ames Department Stores, Sr. Notes,
10.00%, 4/15/06                                         650           302,250
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                        818           793,460
-----------------------------------------------------------------------------
                                                                 $  1,485,710
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------
Semiconductors -- 1.8%
-----------------------------------------------------------------------------
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06                                      $  2,650      $  2,643,375
Amkor Technologies, Inc., Sr. Sub.
Notes, 10.50%, 5/1/09                                 2,750         2,801,563
Asat Finance LLC, Sr. Sub. Notes,
12.50%, 11/1/06(1)                                    2,535         3,035,663
Asat Finance LLC, Sub. Notes,
12.50%, 11/1/06(1)                                      585           618,638
Intersil Corp., 13.25%, 8/15/09                         810           943,650
SCG Holding Corp., 12.00%, 8/1/09                     2,435         2,568,925
-----------------------------------------------------------------------------
                                                                 $ 12,611,814
-----------------------------------------------------------------------------
Services -- 0.6%
-----------------------------------------------------------------------------
Coyne International Enterprises, Sr.
Sub. Notes, 11.25%, 6/1/08                         $    840      $    676,200
Crown Castle International Corp., Sr.
Notes, 9.00%, 5/15/11                                 1,500         1,432,500
Kindercare Learning Centers, Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                            1,850         1,725,125
-----------------------------------------------------------------------------
                                                                 $  3,833,825
-----------------------------------------------------------------------------
Transportation -- 1.1%
-----------------------------------------------------------------------------
Budget Group, Inc., Sr. Notes,
9.125%, 4/1/06                                     $  1,065      $    772,125
CHC Helicopter Corp., 11.75%, 7/15/07     EUR         2,350         2,146,062
Kansas City Southern, Sr. Notes,
9.50%, 10/1/08(1)                                     2,150         2,176,875
MTL, Inc., 11.47% Variable Rate, 6/15/06                400           273,000
Pacer International, Inc.,
11.75%, 6/1/07                                        2,336         2,336,000
-----------------------------------------------------------------------------
                                                                 $  7,704,062
-----------------------------------------------------------------------------
Waste Management -- 1.8%
-----------------------------------------------------------------------------
Allied Waste, 10.00%, 8/1/09                       $ 11,825      $ 10,376,438
Stericycle, Inc., 12.375%, 11/15/09                   2,200         2,343,000
-----------------------------------------------------------------------------
                                                                 $ 12,719,438
-----------------------------------------------------------------------------
Wireless Communication Services -- 7.0%
-----------------------------------------------------------------------------
Alamosa PCS Holdings, Inc.,
12.875%, (0% until 2005) 2/15/10                   $  1,450      $    790,250
Clearnet Communications, Inc.,
10.125%, 7/7/07(1)                                    1,500         1,560,000
Dobson Communications, Sr. Notes,
10.875%, 7/1/10                                       4,050         3,979,125
Dolphin Telecom PLC, Sr. Disc. Notes,
14.00%, (0% until 2004), 5/15/09                      5,225         1,071,125
                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Wireless Communication Services (continued)
-----------------------------------------------------------------------------
Leap Wireless International, Inc.,
12.50%, 4/15/10                                    $  1,625      $  1,275,625
Nextel Communications, Inc., Sr. Disc.
Notes,
10.65%, (0% until 2002), 9/15/07                      2,160         1,782,000
Nextel Communications, Inc., Sr. Notes,
9.375%, 11/15/09                                      8,465         8,295,700
Nextel International, Sr. Notes,
12.75%, 8/1/10(1)                                     4,550         4,470,375
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10(1)                                    2,900         2,929,000
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10(1)                                    2,800         2,828,000
PTC International Finance II SA,
11.25%, 12/1/09                                         625           618,750
PTC International Finance II SA,
11.25%, 12/1/09                           EUR         1,125           975,596
TeleCorp PCS, Inc., 8.50%, 10/23/09(1)                3,500         2,660,000
TeleCorp PCS, Inc.,
11.625%, (0% until 2004) 4/15/09                      1,600         1,092,000
TeleCorp PCS, Inc., Sr. Sub. Notes,
10.625%, 7/15/10(1)                                   4,000         4,060,000
Teligent, Inc., Sr. Notes,
11.50%, 12/1/07                                       6,075         2,764,125
Ubiquitel Operating Co.,
14.00%, (0% until 2005) 4/15/10                       9,175         4,449,875
Winstar Communications, Sr. Notes,
12.75%, 4/15/10(1)                                 $  4,150      $  3,029,500
-----------------------------------------------------------------------------
                                                                 $ 48,631,046
-----------------------------------------------------------------------------
Wireline Communication Services -- 13.4%
-----------------------------------------------------------------------------
360 Networks, Inc., Sr. Notes,
13.00%, 5/1/08                                     $  6,710      $  6,139,649
Allegiance Telecom, Inc., Sr. Notes,
12.875%, 5/15/08                                      2,020         2,020,000
Call-Net Enterprises, Inc., Sr. Notes,
8.00%, 8/15/08                                        1,685           800,375
Carrier1 International SA, Sr. Notes,
13.25%, 2/15/09                                       9,125         8,577,500
Completel Europe NV,
14.00%, (0% until 2004), 2/15/09                      1,960           950,600
Esat Telecom Group PLC, Sr. Notes,
11.875%, 12/1/08                                        550           651,750
Esat Telecom Group PLC, Sr. Notes,
12.50%, (0% until 2002), 2/1/07                         360           344,700
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07                                      3,150         1,118,250
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07                          DEM         2,500           426,460
FLAG Telecom Holdings Ltd., Sr. Notes,
11.625%, 3/30/10(1)                                   5,000         4,300,000
Global Crossing Holding Ltd.,
9.125%, 11/15/06                                      2,250         2,238,750

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Wireline Communication Services (continued)
-----------------------------------------------------------------------------
Global Crossing Holding Ltd., Sr. Notes,
9.625%, 5/15/08                                    $    125      $    125,625
Global TeleSystems Group, Inc.,
11.00%, 12/1/09                           EUR         1,250           527,754
GST Telecommunications, Sr. Sub. Notes,
12.75%, 11/15/07(2)                                     800             6,000
GT Group Telecom, Sr. Disc. Notes,
13.25%, (0% until 2005) 2/1/10                        5,300         2,305,500
ICG Holdings, Inc.,
12.50%, (0% until 2001), 5/1/06                       5,955         1,220,775
Intermedia Communications, Inc., Sr.
Disc. Notes,
11.25%, (0% until 2002) 7/15/07                       6,212         5,187,020
Intermedia Communications, Inc., Sr.
Disc. Notes,
12.50%, (0% until 2001) 5/15/06                       2,335         2,241,600
Jazztel PLC, Sr. Notes,
13.25%, 12/15/09                          EUR         1,937         1,419,193
Jazztel PLC, Sr. Notes, 14.00%, 4/1/09                7,163         6,124,365
Jazztel PLC, Sr. Notes, 14.00%, 4/1/09    EUR         2,000         1,499,104
Level 3 Communications, Inc., Sr. Notes,
11.25%, 3/15/10                                       2,875         2,760,000
MGC Communications, Inc., Sr. Notes,
13.00%, 4/1/10                                        5,328         3,596,400
Nextlink Communications, Inc., Sr.
Notes, 12.50%, 4/15/06                                2,530         2,479,400
Nextlink Communications, Sr. Disc.
Notes,
12.125%, (0% until 2004) 12/1/09                      4,475         2,349,375
Nextlink Communications, Sr. Disc.
Notes,
12.25%, (0% until 2004) 6/1/09                        1,000           565,000
PF.Net Communications, Sr. Notes,
13.75%, 5/15/10                                       4,200         4,137,000
Primus Telecommunications Group, Sr.
Notes, 11.25%, 1/15/09                                  750           420,000
Primus Telecommunications Group, Sr.
Notes, 11.75%, 8/1/04                                 1,150           649,750
RSL Communications PLC, 9.125%, 3/1/08                2,110           432,550
RSL Communications PLC,
10.125%, (0% until 2003) 3/1/08                       3,500           542,500
RSL Communications PLC, 12.875%, 3/1/10               1,190           357,000
RSL Communications PLC, Sr. Notes,
12.25%, 11/15/06                                      1,015           248,675
Tele1 Europe BV, Sr. Notes,
11.875%, 12/1/09                          EUR         2,469         2,026,148
Tele1 Europe BV, Sr. Notes,
13.00%, 5/15/09                                         950           926,250
Teligent, Inc., Sr. Disc. Notes,
11.50%, (0% until 2003) 3/1/08                        3,400           901,000
Versatel Telecom BV, 4.00%, 3/30/05(1)    EUR         2,375         1,680,730
Versatel Telecom BV, Sr. Notes,
11.875%, 7/15/09                                      4,044         3,518,280
                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Wireline Communication Services (continued)
-----------------------------------------------------------------------------
Versatel Telecom BV, Sr. Notes,
13.25%, 5/15/08                                    $  7,115      $  6,403,500
Versatel Telecom BV, Sr. Notes,
13.25%, 5/15/08                                       1,540         1,386,000
Viatel, Inc., Sr. Disc. Notes,
12.50%, (0% until 2003), 4/15/08                      1,260           321,300
Viatel, Inc., Sr. Notes,
11.25%, 4/15/08                                         520           241,800
Viatel, Inc., Sr. Notes,
11.50%, 3/15/09                                       1,075           499,875
Viatel, Inc., Sr. Notes,
11.50%, 3/15/09                                       4,430         2,059,950
World Access, Inc., Sr. Notes,
13.25%, 1/15/08                                         985           714,125
Worldwide Fiber, Inc., Sr. Notes,
12.00%, 8/1/09                                        6,300         5,638,500
-----------------------------------------------------------------------------
                                                                 $ 93,080,078
-----------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $619,817,292)                                $564,322,419
-----------------------------------------------------------------------------

COMMON STOCKS, WARRANTS AND RIGHTS -- 1.1%

SECURITY                                        SHARES           VALUE
-----------------------------------------------------------------------------
Broadcasting and Cable -- 0.1%
-----------------------------------------------------------------------------
Ono Finance PLC, Warrants(3)(4)                       3,440      $    309,600
Ono Finance PLC, Warrants, Exp.
5/31/09(3)(4) EUR                                     1,200            94,943
Pegasus Communications Corp., Common(4)               5,458           263,690
UIH Australia/Pacific, Inc.,
Warrants(3)(4)                                          900             3,618
-----------------------------------------------------------------------------
                                                                 $    671,851
-----------------------------------------------------------------------------
Chemicals -- 0.0%
-----------------------------------------------------------------------------
Sterling Chemicals, Inc., Common(4)                   2,400      $      4,875
-----------------------------------------------------------------------------
                                                                 $      4,875
-----------------------------------------------------------------------------
Information Technology Services -- 0.0%
-----------------------------------------------------------------------------
Cybernet Internet Services
International, Inc., Warrants(3)(4)                   1,675      $     12,562
Diva Systems Corp., Warrants(3)(4)                   18,525                 0
Equinix, Inc., Warrants(3)(4)                         1,500           195,000
-----------------------------------------------------------------------------
                                                                 $    207,562
-----------------------------------------------------------------------------
Lodging and Gaming -- 0.0%
-----------------------------------------------------------------------------
Peninsula Gaming LLC, Convertible
Preferred Membership Interests(3)(4)                  6,338      $     38,027
-----------------------------------------------------------------------------
                                                                 $     38,027
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                        SHARES           VALUE
-----------------------------------------------------------------------------
Mobile Communications -- 0.0%
-----------------------------------------------------------------------------
Ubiquitel Operating Co., Warrants,
Exp. 4/15/10(1)(4)                                    6,025      $    301,250
-----------------------------------------------------------------------------
                                                                 $    301,250
-----------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.2%
-----------------------------------------------------------------------------
Key Energy Services, Inc.,
Warrants(3)(4)                                        1,000      $     60,000
R&B Falcon Corp., Warrants(4)                         1,600         1,088,000
-----------------------------------------------------------------------------
                                                                 $  1,148,000
-----------------------------------------------------------------------------
Printing and Business Products -- 0.0%
-----------------------------------------------------------------------------
Merrill Corp., Warrants(4)                            1,750      $          0
-----------------------------------------------------------------------------
                                                                 $          0
-----------------------------------------------------------------------------
Retail - Food and Drug -- 0.3%
-----------------------------------------------------------------------------
Pathmark Stores Inc., Common                        160,039      $  1,965,000
-----------------------------------------------------------------------------
                                                                 $  1,965,000
-----------------------------------------------------------------------------
Services -- 0.0%
-----------------------------------------------------------------------------
HF Holdings, Inc., Warrants(3)(4)                     3,400      $          0
-----------------------------------------------------------------------------
                                                                 $          0
-----------------------------------------------------------------------------
Wireless Communication Services -- 0.0%
-----------------------------------------------------------------------------
Leap Wireless International,
Warrants(1)(4)                                        1,625      $      4,063
-----------------------------------------------------------------------------
                                                                 $      4,063
-----------------------------------------------------------------------------
Wireline Communication Services -- 0.5%
-----------------------------------------------------------------------------
Carrier1 International SA, Common(4)                  5,500      $    194,133
Carrier1 International SA,
Warrants(3)(4)(5)                                     4,125           710,997
Completel Europe NV, Common(4)                       98,000           735,000
GT Group Telecom, Warrants (1)(3)(4)                  5,300           371,000
Intermedia Communications,
Inc., Common(4)                                         585            17,258
PF.Net Communications, Warrants(4)                    4,200                 0
Primus Telecommunications Group,
Warrants, Exp. 8/1/04(3)(4)                           1,150             7,654
Tele1 Europe Holding AB-ADR, Common(4)               19,567           176,103
Versatel Telecom BV, Warrants(3)(4)(5)                3,500           946,753
World Access, Inc., Common(4)                         2,645            14,300
-----------------------------------------------------------------------------
                                                                 $  3,173,198
-----------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost $4,088,523)                                  $  7,513,826
-----------------------------------------------------------------------------

PREFERRED STOCKS -- 5.2%

SECURITY                                        SHARES           VALUE
-----------------------------------------------------------------------------
Apparel -- 0.0%
-----------------------------------------------------------------------------
Cluett American Corp., 12.50%(1)                          1      $         27
Cluett American Corp., 12.50% (PIK)                      47             1,574
-----------------------------------------------------------------------------
                                                                 $      1,601
-----------------------------------------------------------------------------
Broadcasting and Cable -- 1.6%
-----------------------------------------------------------------------------
Adelphia Communications Corp., 13%                   12,000      $  1,164,000
CSC Holdings, Inc., Series M,
11.125% (PIK)                                        34,739         3,831,060
Granite Broadcasting Corp., 12.75% (PIK)              2,526         1,676,633
Pegasus Communications Corp., Series A,
12.75% (PIK)                                          3,813         4,041,780
-----------------------------------------------------------------------------
                                                                 $ 10,713,473
-----------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.4%
-----------------------------------------------------------------------------
Crown Castle International Corp.,
12.75% (PIK)                                          2,487      $  2,511,870
-----------------------------------------------------------------------------
                                                                 $  2,511,870
-----------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.8%
-----------------------------------------------------------------------------
R&B Falcon Corp., 13.875% (PIK)                       4,391      $  5,620,480
-----------------------------------------------------------------------------
                                                                 $  5,620,480
-----------------------------------------------------------------------------
Wireless Communication Services -- 1.2%
-----------------------------------------------------------------------------
Dobson Communications Corp.,
12.25% (PIK)                                          1,751      $  1,628,535
Nextel Communications, Inc.,
11.125% (PIK)                                         1,576         1,512,960
Rural Cellular Corp., 11.375% (PIK)                   2,974         2,527,901
Rural Cellular Corp., 12.25%                          3,400         2,890,000
-----------------------------------------------------------------------------
                                                                 $  8,559,396
-----------------------------------------------------------------------------
Wireline Communication Services -- 1.2%
-----------------------------------------------------------------------------
Broadwing Communications, Series B,
12.50% (PIK)                                          2,702      $  2,729,020
Global Crossing Holding Ltd.,
10.5% (PIK)                                          28,000         2,814,000
Global Crossing Holding Ltd., 6.75%                  10,350         2,571,975
Intermedia Communications, Inc., 7%(3)               18,750           481,641
Nextlink Communications, Inc.,
14% (PIK)                                               229            10,305
-----------------------------------------------------------------------------
                                                                 $  8,606,941
-----------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $37,124,781)                                 $ 36,013,761
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

COMMERCIAL PAPER -- 15.4%

                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------
American Express Credit Corp.,
6.50%, 10/11/00                                    $ 21,080      $ 21,038,133
Associates Corp. of North America,
6.68%, 10/2/00                                       22,843        22,834,523
Corp. Asset Funding, 6.50%, 10/2/00                  23,000        22,991,694
General Electric Capital Corp.,
6.70%, 10/2/00                                       22,844        22,835,497
GMAC, 6.54%, 10/6/00                                 17,673        17,653,736
-----------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $107,353,584)                             $107,353,583
-----------------------------------------------------------------------------
Total Investments -- 102.7%
   (identified cost $768,384,180)                                $715,203,589
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.7)%                         $(19,115,083)
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $696,088,506
-----------------------------------------------------------------------------

 (PIK) - Payment in kind.

 EUR - Euro Dollar

 GBP - British Pound

 DEM - Deutsche Mark

 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Defaulted security.
 (3)  Restricted security.
 (4)  Non-income producing security.
 (5) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $768,384,180)                          $715,203,589
Cash                                            25,956
Foreign currency, at value (cost
   $25,242)                                     23,735
Receivable for investments sold             17,208,536
Receivable for Fund shares sold              7,563,381
Interest receivable                         14,744,810
Receivable for open forward foreign
   currency contracts                          148,921
------------------------------------------------------
TOTAL ASSETS                              $754,918,928
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $ 54,562,814
Dividends payable                            2,499,704
Payable for Fund shares redeemed             1,155,056
Payable to affiliate for service fees          115,469
Payable for open forward foreign
   currency contracts                          197,390
Payable for Trustees' fees                         180
Accrued expenses                               299,809
------------------------------------------------------
TOTAL LIABILITIES                         $ 58,830,422
------------------------------------------------------
NET ASSETS                                $696,088,506
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $752,535,815
Accumulated net realized loss (computed
   on the basis of identified cost)         (8,591,508)
Accumulated undistributed net investment
   income                                    5,483,272
Net unrealized depreciation (computed on
   the basis of identified cost)           (53,339,073)
------------------------------------------------------
TOTAL                                     $696,088,506
------------------------------------------------------

Class A Shares
------------------------------------------------------
NET ASSETS                                $685,322,245
SHARES OUTSTANDING                          88,481,621
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.75
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $7.75)       $       8.14
------------------------------------------------------

Class I Shares
------------------------------------------------------
NET ASSETS                                $ 10,766,261
SHARES OUTSTANDING                           1,168,665
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.21
------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 2000
Investment Income
------------------------------------------------------
Interest                                  $ 50,737,537
Dividends                                    3,377,985
Miscellaneous                                  877,796
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 54,993,318
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  3,059,889
Trustees fees and expenses                      11,293
Service fees
   Class A                                     882,681
Transfer and dividend disbursing agent
   fees                                        492,798
Custodian fee                                  260,934
Registration fees                              199,676
Legal and accounting services                   60,315
Printing and postage                            43,382
Miscellaneous                                   68,999
------------------------------------------------------
TOTAL EXPENSES                            $  5,079,967
------------------------------------------------------

NET INVESTMENT INCOME                     $ 49,913,351
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (6,434,778)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                  6,630,906
------------------------------------------------------
NET REALIZED GAIN                         $    196,128
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(39,530,804)
   Foreign currency and forward foreign
      currency exchange contracts              349,634
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(39,181,170)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(38,985,042)
------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $ 10,928,309
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED          YEAR ENDED
IN NET ASSETS                             SEPTEMBER 30, 2000  SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
From operations --
   Net investment income                  $       49,913,351  $       27,554,216
   Net realized gain                                 196,128             412,584
   Net change in unrealized appreciation
      (depreciation)                             (39,181,170)            729,410
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $       10,928,309  $       28,696,210
--------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $      (48,865,181) $      (26,817,740)
      Class I                                       (413,496)             (3,186)
   In excess of net investment income
      Class I                                           (438)                 --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $      (49,279,115) $      (26,820,926)
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      500,767,783  $      171,390,929
      Class I                                     12,226,722             243,469
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                     25,151,917          12,868,702
      Class I                                        371,164               1,187
   Cost of shares redeemed
      Class A                                   (133,999,322)        (79,969,507)
      Class I                                     (1,441,856)             (6,997)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      403,076,408  $      104,527,783
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      364,725,602  $      106,403,067
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of year                      $      331,362,904  $      224,959,837
--------------------------------------------------------------------------------
AT END OF YEAR                            $      696,088,506  $      331,362,904
--------------------------------------------------------------------------------

Accumulated undistributed
net investement income
included in net assets
--------------------------------------------------------------------------------
AT END OF YEAR                            $        5,483,272  $          960,248
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              CLASS A
                                  ---------------------------------------------------------------
                                                     YEAR ENDED SEPTEMBER 30,
                                  ---------------------------------------------------------------
                                    2000(1)        1999         1998         1997         1996
-------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $  8.160      $  8.030     $  8.700     $  8.120     $  7.920
-------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------
Net investment income              $  0.833      $  0.830     $  0.810     $  0.790     $  0.800
Net realized and unrealized
   gain (loss)                       (0.419)        0.110       (0.700)       0.570        0.210
-------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS       $  0.414      $  0.940     $  0.110     $  1.360     $  1.010
-------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------
From net investment income         $ (0.824)     $ (0.810)    $ (0.780)    $ (0.770)    $ (0.800)
In excess of net investment
   income                                --            --           --       (0.010)      (0.010)
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $ (0.824)     $ (0.810)    $ (0.780)    $ (0.780)    $ (0.810)
-------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $  7.750      $  8.160     $  8.030     $  8.700     $  8.120
-------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        5.01%        11.97%        0.98%       17.68%       13.41%
-------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $685,322      $331,130     $224,960     $207,522     $143,844
Ratios (As a percentage of
   average daily net assets):
   Expenses                            1.04%         1.01%        1.04%        1.05%        1.07%
   Net investment income              10.18%         9.97%        9.22%        9.32%        9.96%
Portfolio Turnover                       98%          132%         141%         105%          81%
-------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                           CLASS I
                                  --------------------------
                                   YEAR ENDED SEPTEMBER 30,
                                  --------------------------
                                    2000(1)        1999(2)
------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.710        $10.000
------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------
Net investment income               $ 0.995        $ 0.250
Net realized and unrealized
   loss                              (0.498)        (0.290)(3)
------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.497        $(0.040)
------------------------------------------------------------

Less distributions
------------------------------------------------------------
From net investment income          $(0.996)       $(0.250)
In excess of net investment
   income                            (0.001)            --
------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.997)       $(0.250)
------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                           $ 9.210        $ 9.710
------------------------------------------------------------

TOTAL RETURN(4)                        5.07%         (0.44)%
------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $10,766        $   233
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.84%          0.89%(5)
   Net investment income              10.33%         10.12%(5)
Portfolio Turnover                       98%           132%
------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class I shares, July 1, 1999, to September 30, 1999.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Income Fund of Boston (the Trust), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Trust offers two classes of shares: Class A shares and Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase;
   Class I shares are sold at net asset value. Each class represents a pro rata interest in the Trust, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Trust. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date.

 C Federal Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2000, the Trust, for federal income tax purposes, had a capital loss carryover of $5,320,216 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2003 ($1,177), 2004 ($2,446,478) and 2008 ($2,872,561). At
   September 30, 2000 net capital losses of $1,428,651 attributable to security transactions incurred after October 31, 1999, are treated as arising on the first day of the Trust's current taxable year.

 D Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended September 30, 2000, $4,685 credit balances were used to reduce the Trust's custodian fee.

 F Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities sold are determined on the basis of identified cost.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

2 Distributions to Shareholders
-------------------------------------------
   The net investment income of the Trust is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Trust at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Trust or, at the election of the shareholder, in cash. The Trust distinguishes between distributions on a tax basis and a financial

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences relate to expired capital loss carryforwards.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Trust shares were as follows:

                                              YEAR ENDED SEPTEMBER 30,
                                              -------------------------
    CLASS A                                       2000         1999
    -------------------------------------------------------------------
    Sales                                      61,113,218   20,633,005
    Issued to shareholders electing to
     receive payments of distributions in
     Trust shares                               3,098,008    1,551,930
    Redemptions                               (16,311,518)  (9,633,789)
    -------------------------------------------------------------------
    NET INCREASE                               47,899,708   12,551,146
    -------------------------------------------------------------------

                                              YEAR ENDED SEPTEMBER 30,
                                              -------------------------
    CLASS I                                       2000        1999(1)
    -------------------------------------------------------------------
    Sales                                       1,255,833       24,598
    Issued to shareholders electing to
     receive payments of distributions in
     Trust shares                                  38,976          122
    Redemptions                                  (150,146)        (718)
    -------------------------------------------------------------------
    NET INCREASE                                1,144,663       24,002
    -------------------------------------------------------------------

 (1) For the period from the commencement of offering of Class I shares, July 1, 1999 to September 30, 1999.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at a monthly rate of 5/96 of 1% (0.625% annually) of the Trust's average daily net assets, was earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Trust. Except as to Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Trust's principal underwriter, received approximately $341,270 of the sales charge on sales of Class A shares during the year ended September 30, 2000. Certain officers and Trustees of the Trust are officers of the above organizations.

5 Service Plan
-------------------------------------------
   The Trust has in effect a service plan for Class A shares (the Plan). The Plan authorizes the Trust to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Trust's average daily net assets attributable to Class A shares for each fiscal year. The Trustees initially implemented the Plan by authorizing the Trust to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Trust's average daily net assets attributable to Class A shares based on the value of Trust shares sold on or after May 22, 1989 by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Trust's average daily net assets attributable to Class A shares for any fiscal year on shares of the Trust sold on or after October 12, 1999. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the year ended September 30, 2000 amounted to $882,681 for Class A shares.

6 Financial Instruments
-------------------------------------------
   The Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at September 30, 2000 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                              SALES
    -----------------------------------------------------------------------------------------
                                                                               NET UNREALIZED
    SETTLEMENT                                               IN EXCHANGE FOR    APPRECIATION
    DATE(S)       DELIVER                                   (IN U.S. DOLLARS)  (DEPRECIATION)
    -----------------------------------------------------------------------------------------
    10/25/00      British Pound Sterling
                  3,550,243                                    $ 5,051,783       $(176,351)
    10/2/00-      Euro Dollar
    12/4/00       28,795,724                                    25,510,307         145,226
    -----------------------------------------------------------------------------------------
                                                               $30,562,090       $ (31,125)
    -----------------------------------------------------------------------------------------

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

                                            PURCHASES
    -----------------------------------------------------------------------------------------
                                                                               NET UNREALIZED
    SETTLEMENT                                                   DELIVER        APPRECIATION
    DATE(S)       IN EXCHANGE FOR                           (IN U.S. DOLLARS)  (DEPRECIATION)
    -----------------------------------------------------------------------------------------
    10/25/00      British Pound Sterling
                  294,810                                      $   430,446       $   3,695
    10/02/00      Euro Dollar
                  6,214,786                                      5,485,305         (21,039)
    -----------------------------------------------------------------------------------------
                                                               $ 5,915,751       $ (17,344)
    -----------------------------------------------------------------------------------------

7 Line of Credit
-------------------------------------------
   The Trust participates with other portfolios and funds managed by Boston Management Research (BMR) and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Trust solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Trust did not have any significant borrowings or allocated fees during the year ended September 30, 2000.

8 Purchases and Sales of Investments
-------------------------------------------
   The Trust invests primarily in debt securities. The ability of the issuers of the debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $761,065,622 and $422,764,628, respectively, for the year ended September 30, 2000.

9 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $770,456,615
    ------------------------------------------------------
    Gross unrealized appreciation             $ 14,505,376
    Gross unrealized depreciation              (69,758,402)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(55,253,026)
    ------------------------------------------------------

10 Restricted Securities
-------------------------------------------
   At September 30, 2000, the Trust owned the following securities (representing 0.46% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144a securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF      SHARES/
    DESCRIPTION                               ACQUISITION  FACE      COST        FAIR VALUE
    ---------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS
    Carrier1 International SA, Warrants       9/09/99-        4,125  $  531,250  $  710,997
                                              2/25/00
    Cybernet Internet Services                10/20/99-
     International, Inc., Warrants            10/28/99        1,675     105,000      12,562
    Diva Systems Corp., Warrants              12/30/98-      18,525         140           0
                                              5/16/00
    Equinix, Inc., Warrants                   6/01/00         1,500           0     195,000
    GT Group Telecom, Warrants                9/15/00         5,300           0     371,000
    HF Holdings, Inc., Warrants               9/27/99         3,400     182,579           0
    Key Energy Services, Inc., Warrants       7/14/99         1,000      15,000      60,000
    Ono Finance PLC, Warrants                 10/12/99-       3,440           0     309,600
                                              11/5/99
    Ono Finance PLC, Warrants, Exp. 5/31/09   10/12/99-       1,200           0      94,943
                                              11/5/99
    Peninsula Gaming LLC, Convertible
     Preferred Membership Interests           8/19/99         6,338           0      38,027
    Primus Telecommunications Group,
     Warrants, Exp. 8/1/04                    10/31/97        1,150           0       7,654
    UIH Australia/Pacific, Inc., Warrants     3/05/98           900           0       3,618
    Versatel Telecom BV, Warrants             8/11/98-        3,500           0     946,753
                                              1/29/99
    ---------------------------------------------------------------------------------------
                                                                     $  833,969  $2,750,154
    ---------------------------------------------------------------------------------------
    PREFERRED STOCKS
    Intermedia Communications, Inc., 7%       10/24/97       18,750  $  468,750  $  481,641
    ---------------------------------------------------------------------------------------
                                                                     $1,302,719  $3,231,795
    ---------------------------------------------------------------------------------------

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE INCOME FUND OF BOSTON:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Eaton Vance Income Fund of Boston (the "Fund") at September 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 10, 2000

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE INCOME FUND OF BOSTON

Officers

James B. Hawkes
President and Trustee

Thomas P. Huggins
Vice President

Michael W. Weilheimer
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Robert Gluck
Management Consultant

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Hellman, Jordan Management Co.
President, Jordan Simmons Capital LLC
and Unicorn

INVESTMENT ADVISER OF EATON VANCE INCOME FUND OF BOSTON
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122


INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110




EATON VANCE INCOME FUND OF BOSTON
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

443-11/00                                                                 IBSRC